Supplementary Financial Information	12 Months Ended
Dec. 31, 2013
Quarterly Financial Data [Abstract]
Supplementary Financial Information

Mylan Inc.
Supplementary Financial Information
Quarterly Financial Data
(Unaudited, in thousands, except per share data)

Year Ended December 31, 2013

	Three-Month Period Ended
	March 31, 2013	June 30, 2013	September 30, 2013	December 31, 2013
Total revenues	$1,631,490	$1,701,701	$1,767,426	$1,808,526
Gross profit	693,490	742,384	808,518	795,951
Net earnings	107,544	178,616	159,423	180,949
Net earnings attributable to Mylan Inc. common shareholders	106,882	177,689	158,908	180,232
Earnings per share(1):
Basic	$0.27	$0.47	$0.42	$0.48
Diluted	$0.27	$0.46	$0.40	$0.45
Share prices(2):
High	$31.01	$31.87	$38.95	$44.50
Low	$27.54	$27.96	$30.37	$37.87

Year Ended December 31, 2012

	Three-Month Period Ended
	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
Total revenues	$1,583,655	$1,687,814	$1,801,786	$1,722,854
Gross profit	670,229	702,637	793,122	742,316
Net earnings	129,469	139,173	212,086	162,160
Net earnings attributable to Mylan Inc. common shareholders	129,079	138,550	211,257	161,964
Earnings per share(1):
Basic	$0.30	$0.33	$0.52	$0.40
Diluted	$0.30	$0.33	$0.51	$0.39
Share prices(2):
High	$23.69	$23.54	$24.55	$28.30
Low	$20.75	$20.64	$21.54	$23.44
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(1)	The sum of earnings per share for the quarters may not equal earnings per share for the total year due to changes in the average number of common shares outstanding.

(2)	Closing prices are as reported on the NASDAQ Stock Market.